The Company You Keep®	New York Life Insurance Company
1 Rockwood Road
Sleepy Hollow, NY 10591
Bus: 914-846-3888
E-Mail: laura_bramson@newyorklife.com www.newyorklife.com
Laura M. Bramson
Associate General Counsel

VIA EDGAR

May 3, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – IV

File Nos. 333-106806 and 811-21397

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the forms of the Prospectuses and the Statements of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 14, 2016 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 14, 2016.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3888.

Very truly yours,

/s/ Laura M. Bramson
Laura M. Bramson
Associate General Counsel